CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 17,097,676		$ 10,468,645			$ 5,535,710
Prepaid expenses and other current assets	1,409,084		788,004			977,910
Total current assets	18,506,760		11,256,650			6,513,620
Equipment, net of accumulated depreciation	1,020,664		1,082,442			1,017,925
Intangible assets, net	653,750		758,750			968,750
Operating lease right-of-use assets	529,994		592,221			215,071
Total assets	20,711,168		13,690,063			8,715,366
Current liabilities:
Accounts payable	1,455,232		663,170			449,032
Accrued liabilities	354,828		748,460			464,477
Warrant liability	6,150,632		7,519,101			4,087,236
Operating lease liabilities, current	122,696		118,166			92,886
Total current liabilities	8,083,389		9,048,897			5,093,631
Operating lease liabilities, non-current	429,369		491,989			118,577
Total liabilities	8,512,758		9,540,886			5,212,208
Commitments and contingencies
Stockholders' equity:
Common stock, $.001 par value; 90,000,000 shares authorized 9,673,870 shares issued and outstanding at March 31, 2023 and December 31, 2022	29,253		9,674			9,674
Additional paid-in capital	59,027,867		41,894,417			27,559,342
Accumulated deficit	(46,858,710)		(37,763,447)			(24,072,500)
Total stockholders' equity	12,198,410	$ 805,636	4,149,176	$ 7,011,057	$ 8,087,650	3,503,158	$ 4,989,433
Total liabilities and stockholders' equity	$ 20,711,168		13,690,063			8,715,366
Series A Preferred Stock
Stockholders' equity:
Preferred Stock			4,898			4,898
Series B Preferred Stock
Stockholders' equity:
Preferred Stock			3,196			$ 1,743
Series C Preferred Stock
Stockholders' equity:
Preferred Stock			$ 438